Distribution Date:	01/16/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	U.S. Bank National Association
Modified Loan Detail	24		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	160,140,664.66	26,679,258.46	472,948.76	0.00	0.00	27,152,207.22	133,461,406.20	64.75%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	52.12%	25.00%
B	61766LBW8	4.624395%	50,172,000.00	50,172,000.00	0.00	193,345.95	0.00	0.00	193,345.95	50,172,000.00	38.87%	19.75%
C	61766LBX6	4.624395%	46,588,000.00	46,588,000.00	0.00	179,534.43	0.00	0.00	179,534.43	46,588,000.00	26.57%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	131,400.00	0.00	0.00	131,400.00	52,560,000.00	12.68%	9.38%
E-1	61766LAE9	4.624395%	14,335,000.00	14,335,000.00	0.00	5,050.60	0.00	0.00	5,050.60	14,335,000.00	8.90%	7.88%
E-2	61766LAG4	4.624395%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00	5.11%	6.37%
F-1	61766LAL3	4.624395%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	3.85%	5.88%
F-2	61766LAN9	4.624395%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	2.58%	5.38%
G-1	61766LAU3	4.624395%	11,348,500.00	9,785,167.04	0.00	0.00	0.00	0.00	0.00	9,785,167.04	0.00%	4.19%
G-2	61766LAW9	4.624395%	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
H-1	61766LBC2	4.624395%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	1.50%
H-2	61766LBE8	4.624395%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	405,253,831.70	26,679,258.46	1,139,601.97	0.00	0.00	27,818,860.43	378,574,573.24

X-A	61766LBT5	1.080395%	668,954,000.00	160,140,664.66	0.00	144,179.31	0.00	0.00	144,179.31	133,461,406.20
X-B	61766LBU2	0.328482%	97,954,000.00	97,954,000.00	0.00	26,813.46	0.00	0.00	26,813.46	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.624395%	52,560,000.00	52,560,000.00	0.00	71,148.50	0.00	0.00	71,148.50	52,560,000.00
Notional SubTotal			819,468,000.00	310,654,664.66	0.00	242,141.27	0.00	0.00	242,141.27	283,975,406.20

Deal Distribution Total					26,679,258.46	1,381,743.24	0.00	0.00	28,061,001.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766LBR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766LBS7	492.50713403	82.05114641	1.45453773	0.00000000	0.00000000	0.00000000	0.00000000	83.50568414	410.45598762
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.85366240	0.00000000	0.00000000	0.00000000	0.00000000	3.85366240	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	3.85366253	0.00000000	0.00000000	0.00000000	0.00000000	3.85366253	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	0.35232647	3.50133589	6.85574747	0.00000000	0.00000000	0.35232647	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	0.00000000	3.85366236	25.83159958	0.00000000	0.00000000	0.00000000	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	0.00000000	3.85366262	46.73965676	0.00000000	0.00000000	0.00000000	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	0.00000000	3.85366262	84.86489326	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61766LAU3	862.24320747	0.00000000	0.00000000	3.32279420	94.27172225	0.00000000	0.00000000	0.00000000	862.24320747
G-2	61766LAW9	0.00000000	0.00000000	0.00000000	0.00000000	115.30551262	0.00000000	0.00000000	0.00000000	0.00000000
H-1	61766LBC2	0.00000000	0.00000000	0.00000000	0.00000000	215.46559019	0.00000000	0.00000000	0.00000000	0.00000000
H-2	61766LBE8	0.00000000	0.00000000	0.00000000	0.00000000	276.07606157	0.00000000	0.00000000	0.00000000	0.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	239.38965110	0.00000000	0.21552948	0.00000000	0.00000000	0.00000000	0.00000000	0.21552948	199.50759873
X-B	61766LBU2	1,000.00000000	0.00000000	0.27373522	0.00000000	0.00000000	0.00000000	0.00000000	0.27373522	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.35366248	0.00000000	0.00000000	0.00000000	0.00000000	1.35366248	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/25 - 12/30/25	30	0.00	472,948.76	0.00	472,948.76	0.00	0.00	0.00	472,948.76	0.00
X-A	12/01/25 - 12/30/25	30	0.00	144,179.31	0.00	144,179.31	0.00	0.00	0.00	144,179.31	0.00
X-B	12/01/25 - 12/30/25	30	0.00	26,813.46	0.00	26,813.46	0.00	0.00	0.00	26,813.46	0.00
X-D	12/01/25 - 12/30/25	30	0.00	71,148.50	0.00	71,148.50	0.00	0.00	0.00	71,148.50	0.00
A-S	12/01/25 - 12/30/25	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	12/01/25 - 12/30/25	30	0.00	193,345.95	0.00	193,345.95	0.00	0.00	0.00	193,345.95	0.00
C	12/01/25 - 12/30/25	30	0.00	179,534.43	0.00	179,534.43	0.00	0.00	0.00	179,534.43	0.00
D	12/01/25 - 12/30/25	30	0.00	131,400.00	0.00	131,400.00	0.00	0.00	0.00	131,400.00	0.00
E-1	12/01/25 - 12/30/25	30	47,900.90	55,242.25	0.00	55,242.25	50,191.65	0.00	0.00	5,050.60	98,277.14
E-2	12/01/25 - 12/30/25	30	313,844.28	55,242.25	0.00	55,242.25	55,242.25	0.00	0.00	0.00	370,295.98
F-1	12/01/25 - 12/30/25	30	204,122.66	18,412.80	0.00	18,412.80	18,412.80	0.00	0.00	0.00	223,322.08
F-2	12/01/25 - 12/30/25	30	385,585.74	18,412.80	0.00	18,412.80	18,412.80	0.00	0.00	0.00	405,484.46
G-1	12/01/25 - 12/30/25	30	1,028,171.68	37,708.73	0.00	37,708.73	37,708.73	0.00	0.00	0.00	1,069,842.64
G-2	N/A	N/A	1,303,521.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,308,544.61
H-1	N/A	N/A	3,076,772.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,088,629.64
H-2	N/A	N/A	3,942,269.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,957,461.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			10,302,188.34	1,561,711.47	0.00	1,561,711.47	179,968.23	0.00	0.00	1,381,743.24	10,521,857.72

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.624395%	9,556,000.00	9,556,000.00	0.00	0.00	0.00	0.00	0.00	9,556,000.00
G	61766LAY5	4.624395%	22,697,000.00	9,785,167.04	0.00	0.00	0.00	0.00	0.00	9,785,167.04
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.624395%	14,335,000.00	14,335,000.00	0.00	5,050.60	0.00	0.00	5,050.60	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.624395%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.624395%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.624395%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.624395%	11,348,500.00	9,785,167.04	0.00	0.00	0.00	0.00	0.00	9,785,167.04
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	N/A	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Cert)	61766LBC2	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Cert)	61766LBE8	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			121,845,354.08	67,352,334.08	0.00	5,050.60	0.00	0.00	5,050.60	67,352,334.08

Exchangeable Certificate Details
H	61766LBG3	N/A	23,452,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	28,061,001.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,618,009.86	Master Servicing Fee	4,498.61
Interest Reductions due to Nonrecoverability Determination	(115,290.76)	Certificate Administrator Fee	1,981.52
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	174.48
ARD Interest	0.00	Operating Advisor Fee	671.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	90.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	7,626.49
Total Interest Collected	1,502,719.10

Principal		Expenses/Reimbursements
Scheduled Principal	26,679,258.46	Reimbursement for Interest on Advances	7,183.78
Unscheduled Principal Collections		ASER Amount	3,143.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	54,786.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,679,258.46	Total Expenses/Reimbursements	65,114.18

		Interest Reserve Deposit	48,235.16

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,381,743.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	26,679,258.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	28,061,001.70
Total Funds Collected	28,181,977.56	Total Funds Distributed	28,181,977.53

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	405,253,831.70	405,253,831.70	Beginning Certificate Balance	405,253,831.70
(-) Scheduled Principal Collections	26,679,258.46	26,679,258.46	(-) Principal Distributions	26,679,258.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	378,574,573.24	378,574,573.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	407,161,873.13	407,161,873.13	Ending Certificate Balance	378,574,573.24
Ending Actual Collateral Balance	380,570,339.63	380,570,339.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	10,455,415.68	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	10,455,415.68	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	7,944,455.08	2.10%	0	5.0558	1.224004	1.30 or less	7	160,382,671.69	42.36%	0	4.8947	0.895617
5,000,001 to 10,000,000	3	16,996,552.04	4.49%	1	5.1291	1.250082	1.31 to 1.40	4	74,996,782.53	19.81%	(1)	4.6854	1.355259
10,000,001 to 15,000,000	1	10,015,266.15	2.65%	1	5.4000	1.354600	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 25,000,000	3	61,458,426.57	16.23%	(1)	4.6066	1.270097	1.51 to 1.60	1	22,505,897.93	5.94%	(2)	4.5580	1.577000
25,000,001 to 50,000,000	4	136,963,540.58	36.18%	4	4.8411	1.163013	1.61 to 1.70	2	30,689,221.09	8.11%	21	5.2508	1.660726
50,000,001 to 75,000,000	1	55,196,332.82	14.58%	(1)	4.9380	0.903200	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	1	90,000,000.00	23.77%	0	3.8420	2.056600	1.81 to 2.50	1	90,000,000.00	23.77%	0	3.8420	2.056600
Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	46,454,969.78	12.27%	(1)	4.5925	1.486679
							Lodging	3	36,559,086.01	9.66%	1	5.2690	0.989605
Connecticut	1	3,467,838.21	0.92%	(1)	4.8050	1.050900
							Multi-Family	1	10,015,266.15	2.65%	1	5.4000	1.354600
Georgia	1	6,725,264.77	1.78%	1	5.2400	0.981500
							Office	6	166,283,113.45	43.92%	(1)	4.7363	1.041522
Iowa	1	5,267,066.60	1.39%	1	5.1100	1.684500
							Retail	6	165,717,107.63	43.77%	3	4.2943	1.773507
Maryland	1	25,422,154.49	6.72%	25	5.2800	1.655800
							Totals	16	378,574,573.24	100.00%	1	4.6118	1.365210
New Jersey	1	49,628,354.06	13.11%	0	4.6726	0.912300

New York	1	10,015,266.15	2.65%	1	5.4000	1.354600

North Carolina	1	36,555,827.66	9.66%	(2)	4.4600	1.324600

Ohio	1	25,357,204.37	6.70%	1	5.2800	0.926700

Oklahoma	1	90,000,000.00	23.77%	0	3.8420	2.056600

Texas	2	20,007,677.46	5.29%	0	4.7375	0.738139

Virginia	2	59,672,949.69	15.76%	(1)	4.9614	0.937326

Totals	16	378,574,573.24	100.00%	1	4.6118	1.365210

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	90,000,000.00	23.77%	0	3.8420	2.056600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	36,555,827.66	9.66%	(2)	4.4600	1.324600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	174,755,172.33	46.16%	(1)	4.7452	1.044923	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	6	77,263,573.25	20.41%	9	5.2787	1.303488	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210	49 months or greater	15	378,574,573.24	100.00%	1	4.6118	1.365210
								Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	15	378,574,573.24	100.00%	1	4.6118	1.365210	Interest Only	1	90,000,000.00	23.77%	0	3.8420	2.056600
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	14	288,574,573.24	76.23%	2	4.8519	1.149580
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210	Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	12	298,584,794.14	78.87%	2	4.5385	1.481272			No outstanding loans in this group
	13 months to 24 months	1	49,628,354.06	13.11%	0	4.6726	0.912300
	25 months or greater	2	30,361,425.04	8.02%	1	5.2338	0.964131
	Totals	15	378,574,573.24	100.00%	1	4.6118	1.365210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	297,755.00	0.00	0.00	N/A	01/01/26	--	90,000,000.00	90,000,000.00	01/01/26
4	300801423	OF	Arlington	VA	Actual/360	4.938%	235,064.42	84,758.89	0.00	N/A	12/01/25	--	55,281,091.71	55,196,332.82	11/01/25
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	199,686.68	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	07/01/25
7	300801384	RT	Greenville	NC	Actual/360	4.460%	140,735.45	88,726.23	0.00	N/A	11/06/25	--	36,644,553.89	36,555,827.66	10/06/25
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	0.00	0.00	0.00	N/A	02/01/26	--	25,357,204.37	25,357,204.37	10/01/21
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	115,777.62	42,130.42	0.00	N/A	02/01/28	--	25,464,284.91	25,422,154.49	01/01/26
15	1546309	OF	Oxnard	CA	Actual/360	4.625%	95,572.19	48,129.80	0.00	N/A	01/01/26	--	23,997,201.65	23,949,071.85	12/01/25
16	300801394	OF	Santa Rosa	CA	Actual/360	4.558%	88,503.16	42,997.50	0.00	N/A	11/01/25	--	22,548,895.43	22,505,897.93	01/01/26
19	1546147	OF	Houston	TX	Actual/360	4.650%	60,188.01	27,889.20	0.00	N/A	01/01/26	--	15,031,345.99	15,003,456.79	07/01/25
21	305471021	RT	Washington Township OH		Actual/360	5.080%	57,033.42	13,037,865.45	0.00	N/A	01/01/26	--	13,037,865.45	0.00	01/01/26
25	305471025	MF	Gates	NY	Actual/360	5.400%	46,646.53	16,244.92	0.00	N/A	02/01/26	--	10,031,511.07	10,015,266.15	01/01/26
26	695100612	OF	Indianapolis	IN	Actual/360	5.068%	30,453.48	6,978,162.65	0.00	N/A	12/06/25	--	6,978,162.65	0.00	01/06/26
28	695100627	LO	Conyers	GA	Actual/360	5.240%	30,410.27	14,268.07	0.00	N/A	02/06/26	--	6,739,532.84	6,725,264.77	05/06/25
34	1545988	RT	San Bernardino	CA	Actual/360	4.715%	25,389.75	6,253,419.72	0.00	N/A	01/01/26	--	6,253,419.72	0.00	01/01/26
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	21,620.74	17,371.42	0.00	N/A	02/01/26	--	5,021,592.09	5,004,220.67	11/01/25
37	305471037	RT	Cedar Rapids	IA	Actual/360	5.110%	23,219.33	9,720.67	0.00	N/A	02/01/26	--	5,276,787.27	5,267,066.60	01/01/26
38	305471038	LO	Norfolk	VA	Actual/360	5.250%	20,280.91	9,482.87	0.00	N/A	02/01/26	--	4,486,099.74	4,476,616.87	01/01/26
40	305471040	RT	Southbury	CT	Actual/360	4.805%	14,382.14	8,090.65	0.00	N/A	12/01/25	--	3,475,928.86	3,467,838.21	11/01/25
Totals							1,502,719.10	26,679,258.46	0.00				405,253,831.70	378,574,573.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,980,072.84	19,317,692.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,844,089.00	2,850,760.03	01/01/25	09/30/25	--	0.00	0.00	318,916.95	638,709.15	0.00	0.00
5	7,325,722.00	0.00	--	--	--	0.00	0.00	198,744.79	1,170,848.16	0.00	0.00
7	4,839,074.76	3,116,599.10	01/01/25	09/30/25	--	0.00	0.00	228,860.87	594,525.50	0.00	0.00
13	2,706,477.00	2,294,221.00	10/01/18	09/30/19	09/11/24	21,490,034.08	2,278,894.45	0.00	0.00	0.00	0.00
14	3,263,074.60	2,472,763.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,837,858.10	2,151,068.31	01/01/25	09/30/25	--	0.00	0.00	143,495.35	143,495.35	0.00	0.00
16	2,954,906.29	2,055,033.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,650,237.29	214,561.48	01/01/25	03/31/25	--	0.00	0.00	87,830.76	527,691.31	38,233.65	0.00
21	1,166,625.27	809,586.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,100,680.67	783,809.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	594,606.66	564,951.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	781,845.48	629,373.46	04/01/24	03/31/25	01/12/26	698,073.75	10,503.68	41,423.99	349,604.76	68,271.87	0.00
34	706,621.60	569,029.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	577,344.00	0.00	--	--	--	0.00	0.00	38,909.83	77,899.08	0.00	0.00
37	481,994.15	545,108.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	702,224.00	588,326.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	301,450.80	286,155.80	10/01/24	09/30/25	--	0.00	0.00	22,311.04	44,679.92	0.00	0.00
Totals	63,814,904.51	39,249,041.21				22,188,107.83	2,289,398.13	1,080,493.58	3,547,453.23	106,505.52	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	1	5,004,220.67	0	0.00	2	32,082,469.14	2	32,082,469.14	1	15,003,456.79	0	0.00	0	0.00	0	0.00	4.611836%	4.406988%	1
12/17/25	0	0.00	0	0.00	4	96,756,437.26	2	32,096,737.21	0	0.00	0	0.00	0	0.00	0	0.00	4.636549%	4.444978%	2
11/18/25	0	0.00	0	0.00	4	96,801,335.61	2	32,111,919.96	1	0.00	0	0.00	0	0.00	4	51,441,059.19	4.605678%	4.502967%	3
10/20/25	0	0.00	0	0.00	4	96,843,130.85	2	32,126,055.74	1	43,658,730.88	0	0.00	0	0.00	0	0.00	4.593514%	4.538579%	3
09/17/25	0	0.00	0	0.00	4	96,887,680.26	1	25,357,204.37	1	43,745,402.51	0	0.00	0	0.00	2	41,204,148.70	4.605660%	4.553769%	4
08/15/25	0	0.00	1	6,797,911.30	3	90,131,205.13	1	25,357,204.37	1	43,826,868.67	0	0.00	0	0.00	0	0.00	4.620636%	4.574440%	5
07/17/25	1	6,811,853.05	0	0.00	3	90,158,527.24	1	25,357,204.37	1	43,908,051.70	0	0.00	0	0.00	2	23,447,261.69	4.620820%	4.574643%	6
06/17/25	0	0.00	1	15,202,137.74	2	74,985,558.43	1	25,357,204.37	1	43,993,884.70	0	0.00	0	0.00	0	0.00	4.622062%	4.577319%	7
05/16/25	0	0.00	0	0.00	2	74,985,558.43	1	25,357,204.37	1	44,074,487.29	0	0.00	0	0.00	0	0.00	4.622239%	4.582530%	8
04/17/25	0	0.00	1	49,628,354.06	1	25,357,204.37	1	25,357,204.37	1	44,159,760.46	0	0.00	0	0.00	0	0.00	4.622429%	4.582743%	9
03/17/25	1	49,628,354.06	0	0.00	2	69,585,631.78	1	25,357,204.37	1	44,228,427.41	0	0.00	0	0.00	0	0.00	4.622612%	4.582950%	10
02/18/25	1	49,628,354.06	0	0.00	2	69,671,813.11	1	25,357,204.37	1	44,314,608.74	0	0.00	0	0.00	0	0.00	4.622834%	4.583200%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300801423	11/01/25	1	5	318,916.95	638,709.15	0.00	55,373,054.90	10/24/25	13
5	1545861	07/01/25	5	5	198,744.79	1,170,848.16	54,009.55	49,628,354.06	02/21/24	1
7	300801384	10/06/25	2	5	228,860.87	594,525.50	0.00	36,825,505.90	11/12/25	2
13	1546497	10/01/21	50	6	0.00	0.00	13,168.34	26,521,683.27	10/04/19	13		11/01/19
15	1546309	12/01/25	0	5	143,495.35	143,495.35	0.00	23,997,201.65
19	1546147	07/01/25	5	5	87,830.76	527,691.31	69,794.11	15,172,968.81	05/27/25	2			01/06/26
28	695100627	05/06/25	7	6	41,423.99	349,604.76	89,024.92	6,840,533.70	08/15/25	2		10/31/25
35	1545963	11/01/25	1	1	38,909.83	77,899.08	0.00	5,039,585.98	11/05/25	13
40	305471040	11/01/25	1	5	22,311.04	44,679.92	0.00	3,484,449.33	11/19/25	13
Totals					1,080,493.58	3,547,453.23	225,996.92	222,883,337.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		296,306,779	112,505,898	168,797,425		15,003,457
0 - 6 Months		56,845,639	19,758,950	5,004,221		32,082,469
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		25,422,154	25,422,154	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	378,574,573	181,636,074	63,668,392	36,555,828	74,985,558	21,728,722
Dec-25	405,253,832	190,546,925	3,475,929	114,474,541	90,016,904	6,739,533
Nov-25	529,653,502	373,520,118	0	59,332,049	90,046,620	6,754,716
Oct-25	645,271,546	504,769,684	0	0	90,074,279	50,427,582
Sep-25	684,133,041	543,499,958	0	0	96,887,680	43,745,403
Aug-25	732,877,939	592,121,954	0	6,797,911	90,131,205	43,826,869
Jul-25	733,769,494	592,891,062	6,811,853	0	90,158,527	43,908,052
Jun-25	758,209,435	624,027,854	0	15,202,138	74,985,558	43,993,885
May-25	759,132,810	640,072,765	0	0	49,628,354	69,431,692
Apr-25	760,117,906	640,972,587	0	49,628,354	0	69,516,965
Mar-25	761,022,119	641,808,133	49,628,354	0	0	69,585,632
Feb-25	762,122,756	642,822,589	49,628,354	0	0	69,671,813
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305351002	90,000,000.00	90,000,000.00	660,000,000.00	11/17/15	18,643,220.83	2.05660	09/30/25	01/01/26	I/O
4	300801423	55,196,332.82	55,373,054.90	97,700,000.00	09/09/15	2,600,058.28	0.90320	09/30/25	12/01/25	240
5	1545861	49,628,354.06	49,628,354.06	199,000,000.00	11/05/15	5,577,206.00	0.91230	12/31/24	01/01/26	240
7	300801384	36,555,827.66	36,825,505.90	72,700,000.00	08/28/15	2,735,539.10	1.32460	09/30/25	11/06/25	237
13	1546497	25,357,204.37	26,521,683.27	16,600,000.00	02/20/24	1,786,835.00	0.92670	09/30/19	02/01/26	240
16	300801394	22,505,897.93	22,505,897.92	34,370,000.00	09/10/15	1,866,423.21	1.57700	09/30/25	11/01/25	240
19	1546147	15,003,456.79	15,172,968.81	13,800,000.00	07/02/25	158,412.48	0.59950	03/31/25	01/01/26	240
28	695100627	6,725,264.77	6,840,533.70	6,975,000.00	10/21/25	526,267.62	0.98150	03/31/25	02/06/26	240
35	1545963	5,004,220.67	5,039,585.98	10,260,000.00	11/03/15	539,904.00	1.15380	12/31/23	02/01/26	180
40	305471040	3,467,838.21	3,484,449.33	5,900,000.00	10/02/15	283,425.80	1.05090	09/30/25	12/01/25	180
Totals		309,444,397.28	311,392,033.87	1,117,305,000.00		34,717,292.32

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305351002	RT	OK	11/20/25	13

The Mortgage Loan was transferred by the Master Servicer to the Special Servicer on 11/20/2025 for an imminent Event of Default related to the Balloon Payment due and payable on the Maturity Date (1/01/2026). Specifically, pursuant to an email dated 11/04 /2025, Borrower indicated to Master Servicer that they had solicited quotes from multiple lenders to refinance the Mortgage Loan but have not been able to secure financing that would enable Borrower to make the Balloon

Payment on or prior to the Maturity Date. Borrower has therefore requested additional term. As a result, a Special Servicing Loan Event was deemed to have occurred and, at Borrower's request, the Mortgage Loan was transferred to special servicing and is now a Specially Serviced Mortgage Loa n. The January interest payment on the Mortgage Loan was made timely by Borrower, but the balloon payment was not made, resulting in a maturity default. The Special Servicer has

	executed a Pre-Negotiation Agreement with Borrower and is currently evaluating all options.

4	300801423	OF	VA	10/24/25	13

The loan was transferred to special servicing on October 24, 2025, due to an anticipated maturity default on December 1, 2025. A hello letter was issued on November 13, 2025, followed by an introductory call with the Borrower on December 1,

2025, after al l parties executed a Pre Negotiation Agreement Letter. The Special Servicer is coordinating with third party providers to complete a property condition report, which has now been received and under review, and an appraisal, which is expected to begin shortly now that current financials have been received. Counsel has been engaged and is drafting receivership and foreclosure documentation including right to sale language. The November 1, 2025, payment effected prior to the default was applied using funds from the excess cash reserve. Additionally, operating expenses, including utilities, for the month of December, net of any sponsor fees, were funded from the excess cash reserve. The loan has been in cash trap since 2020 trapping rents. Updated financial statements, a current rent roll, a CAM reimbursement schedule, and a leasing prospects and renewals report were requested from the Borrower and now received. Property occupancy has declined to approximately 50%, prior to going to special servicing down from 70% during the summer following several recent tenant departures. The Special Servicer is currently negotiating potential resolution options with the Borrower, dual

	track with working toward installing a receiver.

5	1545861	OF	NJ	02/21/24	1

The loan is currently due for 7/1/25 payment. The cash flow waterfall has been amended to allow for the payment of ongoing operating expenses prior to scheduled debt service to assure ongoing operations are not impacted. Occupancy was

	42.6% as of 10/31/25 . Negotiations are ongoing regarding modification terms.

7	300801384	RT	NC	11/12/25	2

Transfer 11/12/25 due to maturity default. File under review. Hello letter and PNA sent to borrower 11/19/25. Occupancy 11/30/25 96%. Appraisal due in January. PCA requested. Borrower has not signed PNL. Counsel engaged and notice of

	maturity default sent to borrower.

13	1546497	LO	OH	10/04/19	13

Property is actively being marketing as the previous sale process failed due to prospective buyer's inability to secure financing. Several interested parties evaluating the asset and it is anticipated offers will come through within the next week, ac

	cording to the listing broker.

16	300801394	OF	CA	11/10/25	98

The loan transferred on 11/10/2025 due to maturity default. Borrower intends to cure the monetary default with an estimated cure date of 5/1/2026. Loan remains current. Occupancy 89.6%, 1.46x NCF DSCR. Legal counsel engaged 11/19/2025.

Formal demand delivered on 11/26/2025. Third party reports ordered and expected to be received 1/13/2026. Special Servicer continues to engage the Borrower in discussions for the resolution of the loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	1546147	OF	TX	05/27/25	2

Transfer 5/27/25 for payment default. The property occupancy was 60% as of 10/31/25. Borrower retained a 3rd party representative. PNA signed 10/15/25. Insurance was canceled 11/3/25 due to Borrower?s non-payment. The property was placed under lender' s insurance coverage. Foreclosure completed 1/06/2026 and Trust was successful bidder. Cushman & Wakefield was engaged as property manager.

28	695100627	LO	GA	08/15/25	2
The final appraisal has been selected. SS is actively pursuing the noteholder?s rights and remedies. The liaison has not responded to the lender?s requests.

35	1545963	RT	TX	11/05/25	13

Transfer as of 11/5/2025. Borrower was sent PNA and Hello Letter and returned the signed PNA on 12/7/2025. SS held call with Borrower who stated that they would like to transfer title of the property via a deed in lieu. The only tenant, 24 Hour

Fitness, left the property on 12/31/2025.

40	305471040	RT	CT	11/19/25	13

New transfer as of 11/19/2025. The original Guarantor died in 2016 and was replaced by her daughter. A PNA and Hello Letter were sent to Borrower on 12/9/2025 but still have not been signed. SS working to get PNA signed. Borrower has stated they will continue to remit debt service payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6	1543829	11/18/25	43,658,730.88	17,800,000.00	20,411,641.08	6,577,154.80	19,110,113.71	12,532,958.91	31,125,771.97	0.00	0.00	31,125,771.97	64.84%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			150,692,817.05	2,220,300,000.00	61,744,875.29	8,068,904.33	60,443,347.92	52,374,443.59	31,125,771.97	0.00	0.00	31,125,771.97

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/16/26	0.00	(593,459.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(585,873.00)	0.00	0.00	0.00	0.00	0.00	0.00
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	1543829	11/18/25	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(593,459.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,179,332.33)	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,900.79	0.00	0.00	0.00	0.00	0.00	2,987.21	0.00	0.00	0.00
5	0.00	0.00	10,683.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
7	0.00	0.00	7,888.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,458.84	0.00	0.00	0.00	0.00	115,290.76	0.00	0.00	0.00	0.00
16	0.00	0.00	4,854.28	0.00	0.00	0.00	0.00	0.00	1,017.40	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	3,162.54	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.63	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	3,143.85	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	54,786.55	0.00	0.00	3,143.85	0.00	115,290.76	7,183.78	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		180,404.95

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28